Related Party Balances And Transactions	12 Months Ended
Jun. 30, 2011
Related Party Balances and Transactions [Abstract]
Related Party Balances And Transactions
20.	Related party balances and transactions

The balances and transactions with these related parties for the years ended June 30, 2009, 2010 and 2011 are as follows:

Name of related party	Relationship with the Group
Xu Dong	Chairman, director and shareholder
Tang Ben Guo	Director and shareholder
Ouyang Ming	Vice President, Content Development
Xiao Xian Quan	Director, Chief Operating Officer and
Vice Presidents, Sales
First Win Technologies Ltd.	Company controlled by Tang Ben Guo

(1)	Balances with its related parties

		As of June 30,
	Name of related party	2010	2011	2011
		RMB	RMB	US$
Related party receivables	First Win Technologies Ltd.	—	47,532,200	7,353,941
	Xu Dong	47,980	—	—
	Tang Ben Guo	5,000	—	—
	Ouyang Ming	115,446	—	—
	Xiao Xian Quan	268,777	—	—

		437,203	47,532,200	7,353,941

The amounts are unsecured, interest free and are repayable on demand. The balance as at June 30, 2011 represents third instalment of consideration receivable from First Win Technologies Ltd. for disposal of ELP business as disclosed in note 11. The balance is expected to be settled by December 31, 2011.

(2)	Other than the disposal of ELP business to First Win Technologies Ltd. at consideration of RMB87,532,000 (US$13,542,508) during the year, as disclosed in note 11 to the consolidated financial statements, there is no significant related party transaction for the years ended June 30, 2009, 2010 and 2011.